Note 7 Guarantees Received (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Guarantees received [Line Items]
Impaired financial assets at amortised cost	€ 166,042	€ 163,912	€ 187,918
Value of collateral [Member]
Guarantees received [Line Items]
Impaired financial assets at amortised cost	117,362	116,900	152,454
Value of collateral [Member] | Of which guarantees normal risks under special monitoring [Member]
Guarantees received [Line Items]
Impaired financial assets at amortised cost	11,768	11,296	14,623
Value of collateral [Member] | Of which guarantees non performing risks [Member]
Guarantees received [Line Items]
Impaired financial assets at amortised cost	3,981	3,577	4,590
Value of other guarantees [Member]
Guarantees received [Line Items]
Impaired financial assets at amortised cost	48,680	47,012	35,464
Value of other guarantees [Member] | Of which guarantees normal risks under special monitoring [Member]
Guarantees received [Line Items]
Impaired financial assets at amortised cost	7,404	4,045	3,306
Value of other guarantees [Member] | Of which guarantees non performing risks [Member]
Guarantees received [Line Items]
Impaired financial assets at amortised cost	€ 886	€ 575	€ 542